Fair Value Measurements, Fair Value Measured on Nonrecurring Basis and Financial Instruments Not Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended							12 Months Ended			3 Months Ended	12 Months Ended										12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Apr. 26, 2013 Impairment of Acquired in Process Research and Development	Jul. 25, 2014 In Process Research and Development	Apr. 25, 2014 In Process Research and Development	Apr. 26, 2013 In Process Research and Development	Apr. 26, 2013 China Kanghui Holdings	Nov. 01, 2012 China Kanghui Holdings	Aug. 07, 2013 Cardiocom	Jul. 25, 2014 Nonrecurring	Apr. 25, 2014 Nonrecurring	Apr. 26, 2013 Nonrecurring	Apr. 27, 2012 Nonrecurring	Apr. 25, 2014 Nonrecurring Impairment of Acquired in Process Research and Development	Jul. 25, 2014 Nonrecurring In Process Research and Development	Apr. 25, 2014 Nonrecurring In Process Research and Development	Jul. 25, 2014 Nonrecurring China Kanghui Holdings	Apr. 25, 2014 Nonrecurring China Kanghui Holdings	Jul. 25, 2014 Nonrecurring Cardiocom	Apr. 25, 2014 Nonrecurring Cardiocom	Apr. 25, 2014 Nonrecurring Ardian
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate carrying amount of investments in equity and other securities that are accounted for using the cost or equity method	$ 618		$ 666	$ 549									$ 618	$ 666	$ 549
Carrying amount of goodwill	10,696		10,593	10,329	9,934						409	123	10,696	10,593	10,329					410	409	123	123
Indefinite-Lived Intangible Assets (Excluding Goodwill)							116	119	363									116	119
Finite-Lived Intangible Assets, Net	2,225		2,167										2,225	2,167	2,310
Impairment of Property, Plant and Equipment													9	16	6	9								3
Long-term debt, fair value	11,873		11,856	10,820
Long-term debt, principal value	11,375		11,375	9,928
Cost-method investment impairment charges														10	21	10
Carrying amount of IPR&D			119	363
Acquisition-related items	41	(96)	117	(49)	12	5				13							207
Intangible assets measured on a nonrecurring basis as a percentage of total intangible assets, maximum														5.00%	5.00%	5.00%
Impairment of intangible assets														41
Financial Instruments Not Measured at Fair Value
Long-term debt, fair value	11,873		11,856	10,820
Long-term debt, principal value	$ 11,375		$ 11,375	$ 9,928